SCHEDULE OF OTHER INCOME, GAINS OR LOSSES (Details) (Parenthetical) - USD ($)			12 Months Ended
		Dec. 20, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jul. 15, 2025	Jan. 27, 2025	Jan. 23, 2025	Jan. 21, 2025	Aug. 03, 2024	Jul. 26, 2024	Jul. 15, 2024	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued		2,347,134							731,707
Gain (loss) on fair value of preferred shares	[1]		$ 4,117,648	$ 4,101,000	$ (1,841,000)
Number of shares outstanding		2,583,820					2,587,500
Borrowings, interest rate basis		1:1
Convertible loan, percentage			8.00%
Loss on fair value convertible loan notes			$ 639,000	374,000	19,000
Loss on fair value convertible loan notes	[2]		639,000	374,000	$ 19,000
Notional amount		$ 4,350,000	4,117,648							$ 1,000,000
Interest payable		751,781		$ 347,342					$ 3,530,019
Convertible loan notes		$ 5,101,781	$ 0			$ 4,350,000			$ 3,000,000
Par value per share		$ 2.17						$ 0.00005
Number of converted shares issued		2,347,134
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									731,707
Number of shares outstanding		2,583,820
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												1,291,910	3,000
Issued capital, preference shares													$ 6,000,000
Number of shares outstanding		2,583,820	0
Par value per share											$ 0.00005

[1]	In July 2021, DSL allotted 3,000 Preferred Shares to a new shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4,117,648 for the year ended 31 March 2025 (2024: gain of $4,101,000; 2023: loss of $1,841,000).
[2]	The Group issued 8% convertible loan notes. The notes were fair valued, using binomial option pricing model, at the end of each reporting period, resulting in a loss of $639,000 for the year ended 31 March 2025 (2024: loss of $374,000; 2023: loss of $19,000).